SHAREHOLDERS' EQUITY - Summary of Composition of Share Capital (Detail) - shares		Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Number of Shares Authorized	[1]	500,000,000	500,000,000
Number of shares issued	[1]	165,387,098	136,185,264
Number of shares outstanding	[1]	165,387,098	136,185,264

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.